Financial instruments (Tables)	3 Months Ended
Nov. 30, 2023
Notes and other explanatory information [abstract]
Schedule of financial instruments

	November 30, 2023	August 31, 2023
Financial Assets
Measured at amortized cost
Amounts receivable	$2,062	$3,140
Measured at fair value through profit or loss
Cash	8,327	7,629

Financial Liabilities
Measured at amortized cost
Amounts payables and accrued liabilities	12,972	11,571
Measured at fair value through profit or loss
Derivative financial instrument liabilities	3,345	3,544